Balance Sheet Components (Schedule of Prepaid Expenses and Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 3,088	$ 2,339
Other current assets	1,071	1,493
Total prepaid expenses and other current assets	$ 4,159	$ 3,832